Related parties - Transactions with the related parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties
Related parties - Transactions with the related parties [Line Items]
Interest income		₩ 122	₩ 126	₩ 161
Total		28,589	18,897	15,045
BNP Paribas Cardif Life Insurance
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		3,023	3,390	4,230
General and administrative expenses		(2)	(4)	(9)
Reversal of credit losses		0	0	3
Other expense		(13)	(5)	(1)
Shinhan Praxis K-Growth Global Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		323	361	448
BNP Paribas Cardif General Insurance
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		10	10	11
Interest expense		(1)	0	0
Provision for credit losses		6	0	0
Other operating income		0	333	468
Midas Dong-A Snowball Venture Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[1]	0	0	119
Interest expense		0	0	(1)
SM New Technology Business Investment Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[2]	187	0	14
Partners 4th Growth Investment Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense		(11)	(4)	(7)
Shinhan-Albatross Technology Investment
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		129	54	216
IBKS-Shinhan Creative Economy New Technology Fund II
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[1]	0	0	8
KDBC Midas Dong-A Snowball Venture Fund II
Related parties - Transactions with the related parties [Line Items]
Interest expense		0	(2)	0
SHBNPP Private Korea Equity Long-Short Professional Feeder
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[1]	0	0	363
Shinhan Fintech New Technology Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[1]	0	0	38
Shinhan Global Healthcare Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	0	360
Shinhan capital-Cape FN Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[1]	0	0	101
SHC-K2 Global Material Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	19	19
Synergy-Shinhan Mezzanine New Technology Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	50	94
Shinhan-Midas Dong-A Secondary Venture Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		115	63	187
GX SHINHAN INTEREST 1st Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	454	545
Shinhan-Nvestor Liquidity Solution Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		271	361	361
SHC ULMUS Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	39	76
Shinhan-PS Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		20	20	20
Nomura investment property trust No.19
Related parties - Transactions with the related parties [Line Items]
Interest income		530	525	519
Other operating income		0	3	7
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		974	2,501	2,694
Shinhan-Stonebridge Petro PEF
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	0	1,762
Korea Finance Security
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		8	10	10
Interest expense		(1)	(1)	0
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1,028	206	275
Shinhan-Rhinos 1 Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		47	64	64
SHINHAN-CORE TREND GLOBAL FUND 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		106	100	45
Kiwoom-Shinhan Innovation Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		240	240	67
One Shinhan Global Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		208	399	151
Yeollim-Shinhan Portfolio Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		59	59	59
FuturePlay-Shinhan TechInnovation Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		241	218	7
WON JIN HOME PLAN CO.,LTD
Related parties - Transactions with the related parties [Line Items]
Interest income	[2]	0	0	186
Korea Credit Bureau
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		14	13	13
Interest expense		(9)	(12)	(5)
Goduck Gangil1 PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	0	1,120
Interest income		754	915	328
Provision for credit losses		20	7	(78)
SBC PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		776	732	0
Interest expense		(14)	(5)	(3)
IMM Global Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense		(49)	(13)	(25)
Interest income		23	25	28
Provision for credit losses		(1)	0	(3)
Goduck Gangil10 PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	793	0
Interest expense		(78)	(4)	0
Interest income		283	299	0
Provision for credit losses		(4)	(19)	0
IGIS PRIVATE REAL ESTATE TRUST NO.331
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[2]	0	478	0
Other operating expense	[2]	0	(67)	0
Interest income	[2]	0	731	0
COSPEC BIM tech
Related parties - Transactions with the related parties [Line Items]
Interest income	[2]	41	0	0
Provision for credit losses	[2]	95	(95)	0
Korea Omega Project Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		180	131	0
New Green Shinhan Mezzanine Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[2]	334	42	0
Sparklabs-Shinhan Opportunity Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		202	174	0
EDNCENTRAL Co.,Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		714	578	0
Other operating expense		0	(121)	0
Interest income		1,140	649	0
Shinhan Western T&D Consignment Management Real Estate Investment Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	300	0
Kakao-Shinhan 1st TNYT Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		386	165	0
KoFC-Neoplux R&D-Biz Creation 2013-1 Investment
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	5,474	44	0
Interest income	[2]	1	9	0
Future-Creation Neoplux Venture Capital Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		308	116	0
Interest income		31	14	0
Neoplux Market-Frontier Secondary Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		954	416	0
Gyeonggi-Neoplux Superman Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		621	149	0
Shinhan-Neoplux Energy Newbiz Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1,002	308	0
NewWave 6th Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1,210	303	0
SHINHAN-NEO Core Industrial Technology Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		498	3	0
KTC-NP Growth Champ 2011-2 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	86	0
Interest income		26	5	0
Neoplux No.3 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		2,433	748	0
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		83	1,412	0
CREDIAN T&F 2020 CORPORATE FINANCIAL STABILITY PRIVATE EQUITY FUND
Related parties - Transactions with the related parties [Line Items]
Interest expense	[3]	0	(1)	0
SHINHAN-NEO Market-Frontier 2nd Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		2,026	0	0
Korea Digital Asset Custody
Related parties - Transactions with the related parties [Line Items]
Interest expense		(2)	0	0
SWK-Shinhan New Technology Investment Fund 1st
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		41	0	0
Ulmus SHC innovation investment fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		63	0	0
iPIXEL Co.,Ltd.
Related parties - Transactions with the related parties [Line Items]
Interest income		2	0	0
CJL No.1 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense		(2)	0	0
Reverent-Shinhan Vista Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		90	0	0
Hermes Private Investment Equity Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense		(1)	0	0
Kiwoom-Shinhan Innovation Fund 2
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		115	0	0
ETRI Holdings-Shinhan 1st Unicorn Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		32	0	0
Shinhan-Time mezzanine blind Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		300	0	0
Shinhan VC tomorrow venture fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		419	0	0
JS Shinhan Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		250	0	0
Shinhan Smilegate Global PEF I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		₩ 189	₩ 0	₩ 0

[1]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2019.
[2]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2021.
[3]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2020.